INCOME TAX EXPENSE (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Current income tax expense
Deferred income tax expense/ (benefit)
Total tax credit for the year from continuing operations
Total tax charge for the year from a discontinued operation			1,931	5,864
Total			¥ 1,931	¥ 5,864